Consolidating Financial Information (Condensed Consolidating Statements of Cash Flows Parentheticals) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Consolidating Financial Information [Abstract]
Cash acquired from acquisition of business	$ 1.8